Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Current income tax expense benefit	$ 1	$ 1
Valuation allowance, deferred tax asset, increase decrease, amount	$ 5,641	869
Testing period	3 years
Income tax examination, description	The Company files U.S. federal and state tax returns with varying statutes of limitations. Due to net operating loss and credit carryforwards, the 2019 to 2022 tax years remain subject to examination by the U.S. federal and some state authorities. The actual amount of any taxes due could vary significantly depending on the ultimate timing and nature of any settlement.
Uncertain tax benefit	$ 0	0
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Cumulative changes in ownership percentage	50.00%
Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 82,265	78,127
Tax credit carryforward, amount	$ 647	$ 647
Tax credit carryforward expiration start year	2027
Federal [Member] | Research and Development [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward, amount	$ 68
Tax credit carryforward expiration start year	2042
Federal [Member] | Post 2017 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 29,425
Federal [Member] | Expiring in 2027 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 52,840
Operating loss carryforwards, expiration year	2027
State [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 28,896
Operating loss carryforwards, expiration year	2039